Senior Debt (Details Narrative) (10Q) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Payment of credit	$ 3,000,000		$ 3,000,000
Net profit interest	$ 18,577	$ 7,988	$ 57,094	$ 107,340
BFG Loan Holdings, LLC [Member]
Loan repayment term	10 years		10 years
IEC SPV, LLC [Member]
Net profit percentage	20.00%		20.00%